Organization, Operations and Basis of Presentation (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Feb. 01, 2021 $ / shares
Joint venture, variable interest entity in which entity is primary beneficiary
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Equity interest in a joint venture	50.00%
Former Parent
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total allocated corporate expenses | $	$ 97,265	$ 81,755	$ 72,646
Subsequent Event
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, par value (in dollars per share)				$ 0
Subsequent Event | Verint Systems Inc
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, par value (in dollars per share)				$ 0.001
Spin-off transaction, conversion ratio				1